COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE SHOWING THE FUTURE MINIMUM LEASE PAYMENTS

The following is a schedule showing the future minimum lease payments under operating leases by fiscal years and the present value of the minimum payments as of February 28, 2022:

2022	$127,766
2023	496,354
2024	495,957
2025	392,099
2026 and thereafter	254,493
Total Operating Lease Obligations	1,766,669
Less: Amount representing interest	$(258,676)
Present Value of minimum lease payments	$1,507,993

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of May 31, 2021.

2022	$471,063
2023	$450,377
2024	$452,511
2025	$405,795
2026	$153,601
Total Operating Lease Obligations	$1,945,347
Less: Amount representing interest	$(418,061)
Present Value of minimum lease payments	$1,527,286